UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-06687

The Gabelli Money Market Funds

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli U.S. Treasury Money Market Fund

Annual Report — September 30, 2022

(Y)our Portfolio Management Team

Judith A. Raneri	Ronald S. Eaker
Portfolio Manager	Portfolio Manager
BS, Iona College	BS, Pennsylvania
State University

To Our Shareholders,

The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semiannual and annual shareholder reports in filings with the Securities and Exchange Commission (SEC) on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Portfolio Holdings

On a monthly basis, The Gabelli U.S. Treasury Money Market Fund makes available a complete schedule of portfolio holdings. Shareholders may obtain this information at www.gabelli.com, by calling the Fund at 800-GABELLI (800-422-3554), or on the SEC’s website at www.sec.gov.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli U.S. Treasury Money Market Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from April 1, 2022 through September 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended September 30, 2022.

	Beginning Account Value 04/01/22	Ending Account Value 09/30/22	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli U.S. Treasury Money Market Fund
Actual Fund Return
Class AAA	$1,000.00	$1,006.00	0.08%	$0.40
Class A	$1,000.00	$1,006.00	0.08%	$0.40
Class C	$1,000.00	$1,006.00	0.08%	$0.40
Hypothetical 5% Return
Class AAA	$1,000.00	$1,024.67	0.08%	$0.41
Class A	$1,000.00	$1,024.67	0.08%	$0.41
Class C	$1,000.00	$1,024.67	0.08%	$0.41

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2022:

The Gabelli U.S. Treasury Money Market Fund

U.S. Treasury Bills	102.7%	Other Assets and Liabilities (Net)	(3.8)%
U.S. Treasury Notes	1.1%	Net Assets	100.0%

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli U.S. Treasury Money Market Fund

Statement of Net Assets

September 30, 2022

Principal			Market
Amount			Value
	U.S. GOVERNMENT OBLIGATIONS — 103.8%
	U.S. Treasury Bills — 102.7%
$2,805,734,000	1.395% to 3.527%†,
	10/04/22 to 03/16/23		$2,796,175,652

	U.S. Treasury Notes — 1.1%
30,285,000	3.282% to 3.334%,
	01/31/24 to 07/31/24(a)		30,286,229

TOTAL INVESTMENTS
(Cost $2,826,461,881)		103.8%	2,826,461,881

Receivable for Fund shares sold		0.8%	22,011,016
Payable for investments purchased		(3.7)%	(99,523,222)
Payable for Fund shares redeemed		(0.3)%	(9,513,663)
Payable to Manager		(0.0)%	(171,803)
Other liabilities		(0.6)%	(15,251,741)
Other Assets and Liabilities (Net)		(3.8)%	(102,449,413)
NET ASSETS
(applicable to 2,724,048,817 shares outstanding)		100.0%	$2,724,012,468
Net Assets Consist of:
Paid-in capital			$2,724,049,938
Total accumulated losses			(37,470)
TOTAL NET ASSETS			$2,724,012,468

SHARES OF BENEFICIAL INTEREST, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,715,462,457 ÷ 2,715,497,405 shares outstanding)			$1.00
Class A:
Net Asset Value, offering, and redemption price per share ($7,193,780 ÷ 7,194,844 shares outstanding)			$1.00
Class C:
Net Asset Value, offering, and redemption price per share ($1,356,231 ÷ 1,356,568 shares outstanding)			$1.00

†	Represent range of annualized yields at dates of purchase.

(a)	The interest rates for the floating rate notes will change periodically based on either the prime rate or an index of market rates. The reflected range of rates and final maturity dates are those in effect as of September 30, 2022.

Statement of Operations

For the Year Ended September 30, 2022

Investment Income:
Interest	$15,786,910
Expenses:
Management fees	1,544,162
Total Expenses	1,544,162
Less:
Management fees waived (See Note 5)	(117,816)
Net Expenses	1,426,346
Net Investment Income	14,360,564
Net Realized Loss on investments	(34,917)
Net Increase in Net Assets Resulting from Operations	$14,325,647

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended September 30, 2022	Year Ended September 30, 2021

Operations:
Net investment income	$14,360,564	$222,951
Net realized gain/(loss) on investments	(34,917)	41,632
Net Increase in Net Assets Resulting from Operations	14,325,647	264,583

Distributions to Shareholders:
Class AAA	(14,320,254)	(262,683)
Class A	(43,581)	(930)
Class C	(8,097)	(396)
Total Distributions to Shareholders	(14,371,932)	(264,009)

Shares of Beneficial Interest Transactions ($1.00 per share):
Proceeds from shares issued
Class AAA	4,584,697,207	2,681,355,472
Class A	2,874,536	1,698,903
Class C	1,372,374	5,166,351
Total proceeds from shares issued	4,588,944,117	2,688,220,726

Proceeds from reinvestment of distributions
Class AAA	13,737,149	261,844
Class A	42,509	900
Class C	7,557	377
Total proceeds from reinvestment of distributions	13,787,215	263,121

Cost of shares redeemed
Class AAA	(3,514,104,735)	(3,851,786,483)
Class A	(2,408,333)	(7,966,544)
Class C	(1,690,450)	(7,466,105)
Total cost of shares redeemed	(3,518,203,518)	(3,867,219,132)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	1,084,527,814	(1,178,735,285)

Net Increase/(Decrease) in Net Assets	1,084,481,529	(1,178,734,711)

Net Assets:
Beginning of year	1,639,530,939	2,818,265,650
End of year	$2,724,012,468	$1,639,530,939

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions				Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized Gain (Loss) on Investments		Total from Investment Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income	Operating Expenses Net of Fees Waived, Reimbursed, and Assumed by the Manager(b)		Operating Expenses Before Fees Waived, Reimbursed, and Assumed by the Manager
Class AAA
2022	$1.0000	$0.0061	$0.0003		$0.0064	$(0.0064)	$(0.0064)	$1.0000	0.61%	$2,715,462	0.61%	0.07	%(c)	0.08%
2021	1.0000	0.0001	0.0000	(d)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	1,631,179	0.01	0.07	(c)	0.08
2020	1.0000	0.0092	0.0003		0.0095	(0.0095)	(0.0095)	1.0000	0.94	2,801,348	0.92	0.08		0.08
2019	1.0000	0.0224	0.0000	(d)	0.0224	(0.0224)	(0.0224)	1.0000	2.26	2,913,094	2.24	0.08		0.08
2018	1.0000	0.0149	(0.0000	)(d)	0.0149	(0.0149)	(0.0149)	1.0000	1.49	1,997,807	1.49	0.08		0.08
Class A
2022	$1.0000	$0.0061	$0.0003		$0.0064	$(0.0064)	$(0.0064)	$1.0000	0.61%	$7,194	0.61%	0.07	%(c)	0.08%
2021	1.0000	0.0001	0.0000	(d)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	6,685	0.01	0.07	(c)	0.08
2020	1.0000	0.0092	0.0003		0.0095	(0.0095)	(0.0095)	1.0000	0.94	12,952	0.92	0.08		0.08
2019	1.0000	0.0224	0.0000	(d)	0.0224	(0.0224)	(0.0224)	1.0000	2.26	6,327	2.24	0.08		0.08
2018	1.0000	0.0149	(0.0000	)(d)	0.0149	(0.0149)	(0.0149)	1.0000	1.49	7,440	1.49	0.08		0.08
Class C
2022	$1.0000	$0.0061	$0.0003		$0.0064	$(0.0064)	$(0.0064)	$1.0000	0.61%	$1,356	0.61%	0.07	%(c)	0.08%
2021	1.0000	0.0001	0.0000	(d)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	1,667	0.01	0.07	(c)	0.08
2020	1.0000	0.0092	0.0003		0.0095	(0.0095)	(0.0095)	1.0000	0.94	3,966	0.92	0.08		0.08
2019	1.0000	0.0224	0.0000	(d)	0.0224	(0.0224)	(0.0224)	1.0000	2.26	3,044	2.24	0.08		0.08
2018	1.0000	0.0149	(0.0000	)(d)	0.0149	(0.0149)	(0.0149)	1.0000	1.49	2,402	1.49	0.08		0.08

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions.

(a)	Net investment income per Class AAA, Class A, and Class C Shares before expenses reimbursed by the Manager fiscal years ended September 30, 2022 and 2021 was $0.0061 and $0.0001, respectively. There was no expense reimbursement for the fiscal years ended September 30, 2020, 2019, and 2018.

(b)	Effective October 1, 2017, the Manager has assumed all expenses of operating the Fund except the annual Management Fee of 0.08%.

(c)	During the fiscal years ended September 30, 2022 and 2021, the Manager waived management fees of $117,816 and $265,420 to prevent a negative yield.
(d)	Amount represents less than $0.00005 per share.

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements

1.  Organization. The Gabelli U.S. Treasury Money Market Fund, the sole series of The Gabelli Money Market Funds (the Trust), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on the markets in general and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. The Fund values securities utilizing the amortized cost valuation method which approximates market value and is permitted under Rule 2a-7, as amended, under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

Investments
In Securities
Valuation Inputs	(Market Value)
Level 2 - Other Significant Observable Inputs*	$2,826,461,881

* Level 2 holdings consist of U.S. Government Obligations.

In 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations which structurally changed the way that certain money market funds operate. Since the Fund invests only in U.S. Treasury securities, it will continue to transact at a stable $1.00 share price.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on long term debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable.

Determination of Net Asset Value. In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Distributions from investment income (including net short term realized capital gains) are declared daily and paid monthly. Distributions from net long term capital gains, if any, are paid annually. Book/tax differences of distributions are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal years ended September 30, 2022 and 2021 was as follows:

	Year Ended	Year Ended
	September 30, 2022*	September 30, 2021*
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$13,958,183	$265,480
Total distributions paid	$13,958,183	$265,480

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the accrued amount not paid yet through the fiscal year ended.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2022, the components of total distributable earnings on a tax basis were as follows:

Undistributed ordinary income (inclusive of short term capital gains)	$411,196
Accumulated capital loss carryforwards	(34,917)
Other temporary differences*	(413,749)
Total	$(37,470)

*	Other temporary differences are due to preferred share class distributions payable.

At September 30, 2022, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Continued)

character as either short term or long term capital losses. The Fund has a short term capital loss carryforward with no expiration of $34,917.

At September 30, 2022, there was no tax adjustment to the cost of investments.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2022, Gabelli Funds, LLC (the Manager) has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Manager will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the fiscal year ended September 30, 2022, there were no borrowings under the line of credit.

4.  Shares of Beneficial Interest. The Fund offers three classes of shares - Class AAA Shares, Class A Shares, and Class C Shares. Class A Shares and Class C Shares are offered only as an exchange option for shareholders holding Class A or Class C Shares of other funds within the Fund complex. Class A Shares and Class C Shares are not available for direct investment by shareholders.

5.  Agreements with Affiliated Parties. During the fiscal year ended September 30, 2022, G.distributors, LLC, the distributor and an affiliate of the Manager, retained $2,777 from investors on redemptions of shares that were exchanged into the Fund from other funds in the Gabelli Fund complex.

The Trust has entered into a management agreement (the Management Agreement) with the Manager, which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.08% of the value of the Fund’s average daily net assets. In accordance with the Management Agreement, effective October 1, 2017, the Manager provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays all expenses of operating the Fund (excluding brokerage costs, interest, taxes, and extraordinary expenses). In addition, the Manager may voluntarily reimburse expenses to the extent necessary to assist the Fund in attempting to prevent a negative yield.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Continued)

6.  Significant Shareholder. As of September 30, 2022, 29.46% of the Fund was beneficially owned by the Manager and its affiliates, including managed accounts for which the affiliates of the Manager have voting control but disclaim pecuniary interest.

7.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli U.S. Treasury Money Market Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli U.S. Treasury Money Market Fund
and the Board of Trustees of The Gabelli Money Market Funds

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of The Gabelli Money Market Funds (the “Trust”) (comprising The Gabelli U.S. Treasury Money Market Fund (the “Fund”)), as of September 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund comprising The Gabelli Money Market Funds at September 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

November 29, 2022

The Gabelli U.S. Treasury Money Market Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on August 16, 2022, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

The Gabelli U.S. Treasury Money Market Fund

Additional Fund Information (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli U.S. Treasury Money Market Fund at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[3]
INDEPENDENT TRUSTEE[4]:
Mario J. Gabelli, CFA Trustee and Chief Investment Officer Age: 80	Since 1992	31	Chairman, Chief Executive Officer, and Chief Investment Officer– Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies within the Gabelli Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Director of Morgan Group Holding, Co. (holding company) (2001-2019); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications) (2013-2018)
INDEPENDENT TRUSTEES[5]:
Elizabeth C. Bogan Trustee Age: 78	Since 2017	12	Senior Lecturer in Economics at Princeton University	—
Anthony J. Colavita[6] Trustee Age: 86	Since 1992	18	President of the law firm of Anthony J. Colavita, P.C.	—
Vincent D. Enright Trustee Age: 78	Since 1992	17	Former Senior Vice President and Chief Financial Officer of KeySpan Corp. (public utility) (1994-1998)	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics) (2008-2014); Director of The LGL Group, Inc. (diversified manufacturing) (2011-2014)
Robert C. Kolodny[7] Trustee Age: 78	Since 2006	2	Physician; Medical Director and Chairman of the Board of the Behavioral Medicine Institute; Managing Member of KBS Management LLC (investment adviser); Managing General Partner of KBS Partnership, KBS III Investment Partnership, KBS IV Limited Partnership (1990-2016), KBS New Dimensions, L.P. (1993-2015), Kolodny Family Limited Partnership (private investment partnerships)	—

The Gabelli U.S. Treasury Money Market Fund

Additional Fund Information (Unaudited) (Continued)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[3]
Anthonie C. van Ekris[6] Trustee Age: 88	Since 1992	23	Chairman and Chief Executive Officer of BALMAC International, Inc.(global import/ export company)	—

The Gabelli U.S. Treasury Money Market Fund

Additional Fund Information (Unaudited) (Continued)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years
OFFICERS:
John C. Ball President and Treasurer Age: 46	Since 2019	Officer of registered investment companies within the Gabelli Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Chief Executive Officer, G.distributors, LLC since December 2020
Ronald S. Eaker Vice President and Portfolio Manager Age: 61	Since 1992	Senior Portfolio Manager of Gabelli Fixed Income LLC and its predecessors since 1987
Judith A. Raneri Vice President and Portfolio Manager Age: 54	Since 1997	Portfolio Manager of Gabelli Funds, LLC since 1997; Former Senior Portfolio Manager, Secretary, and Treasurer of The Treasurer’s Fund, Inc. and a member of its Investment and Credit Review Committee
Peter Goldstein Secretary and Vice President Age: 69	Since 2020	General Counsel, GAMCO Investors, Inc. and Chief Legal Officer, Associated Capital Group, Inc. since 2021; General Counsel and Chief Compliance Officer, Buckingham Capital Management, Inc. (2012-2020); Chief Legal Officer and Chief Compliance Officer, The Buckingham Research Group, Inc. (2012-2020)
Richard J. Walz Chief Compliance Officer Age: 63	Since 2013	Chief Compliance Officer of registered investment companies within the Gabelli Fund Complex since 2013

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[4]	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with the Trust’s Adviser.

[5]	Trustees who are not considered to be “interested persons” of a Fund as defined in the 1940 Act are considered to be Independent Trustees.

[6]	Mr. Colavita’s son, Anthony S. Colavita, serves as a director of several funds which are part of the Fund Complex. Mr. van Ekris is an independent director of Gabelli International Ltd., Gabelli Fund, LDC, GAMA Capital Opportunities Master, Ltd., and GAMCO International SICAV, which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and in that event would be deemed to be under common control with the Manager.

[7]	Dr. Kolodny is the managing general partner of the following private investment partnerships for which GAMCO Asset Management Inc. (GAMCO), a registered investment adviser under common control with the Manager, serves as an investment adviser providing portfolio management for these entities and receives an advisory fee: KBS Partnership (KBS) and KBS III Investment Partnership (KBS III). For the calendar years ended December 31, 2021 and 2020, GAMCO received the following amounts for the services it provided to these private investment partnerships: (i) KBS - $90,527 and $69,631 and (ii) KBS III - $82,443 and $61,595, respectively.

THE GABELLI U.S. TREASURY MONEY MARKET FUND

2022 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended September 30, 2022, the Fund designates 100% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2022 which was derived from U.S. Treasury securities was 100%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli U.S. Treasury Money Market Fund met this strict requirement in the fiscal year ended September 30, 2022. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

THE GABELLI U.S. TREASURY MONEY MARKET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Judith A. Raneri joined GAMCO Investors, Inc. in 1989. Currently she is the Vice President and Senior Portfolio Manager of Gabelli Funds, LLC responsible for managing the Fund. Ms. Raneri received a BS with honors in Finance from Iona College.

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, LLC and a portfolio manager of Gabelli Funds, LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr. Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a BS in Finance.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group, Inc.

Elizabeth C. Bogan
Senior Lecturer,
Princeton University

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Robert C. Kolodny
Physician,
Principal of KBS
Management LLC

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

OFFICERS

John C. Ball
President and Treasurer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

Ronald S. Eaker
Vice President

Judith Raneri
Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB404Q322AR

GABELLI
FUNDS

# THE GABELLI U.S. TREASURY MONEY MARKET FUND

*Annual Report*
*September 30, 2022*

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $26,000 in 2021 and $27,000 in 2022.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2021 and $0 in 2022.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,800 in 2021 and $3,800 in 2022. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2021 and $0 in 2022.

(e)	(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)	(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $44,950 in 2021 and $48,350 in 2022.

(h)	The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not Applicable.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Money Market Funds

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 5, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	December 5, 2022

* Print the name and title of each signing officer under his or her signature.